Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,175,185.58
Total Fee Amount	19,634.40
Total Offset Amount	0.00
Net Fee	$ 19,634.40
Offering Table N/A
Offset Table N/A	N/A